SHARE BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION [Text Block]

14. SHARE BASED COMPENSATION

The Company's 2022 Incentive Compensation Plan (the "2022 Plan") and its previous "'rolling" stock option plan (the "Prior Plan") are described in the Company's 2022 Form 10-K.

OPTIONS

Stock options granted under the Prior Plan are non-transferable and non-assignable and may be granted for a term not exceeding five years. Under the 2022 Plan, stock options may be granted with a term of up to ten years and in the case of all stock options, the exercise price may not be less than 100% of the fair market value of a Common Share on the date the award is granted. Stock option vesting terms are subject to the discretion of the Compensation Committee of the Company's Board of Directors. Common shares are newly issued from available authorized shares upon exercise of awards. The Company no longer makes new grants of stock options under the Prior Plan.

Information relating to share options outstanding and exercisable as at June 30, 2023 and December 31, 2021 is as follows:

	Options Outstanding
	Number of options (in thousands)	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding balance, December 31, 2022	290	$34.17	4.2	$64
Granted	5	$7.00	9.7	-
Cancelled	(75)	$24.75	6.0	-
Outstanding balance, June 30, 2023	220	$36.79	3.0	$-
Exercisable balance, June 30, 2023	203	$38.86	2.6	$-

The total benefit related to the options granted in the three and six months ended June 30, 2023 was ($0.2) million and less than ($0.1) million, respectively (2022 total expense - $1.3 million and $2.8 million, respectively). The benefit is the result of non-vested options cancelled during the period. This (benefit) expense is included in the share-based compensation line on the statement of comprehensive loss. Generally, the options granted in 2023 and 2022 vest one to two years following the date of grant provided that the recipient is still employed or engaged by the Company.

At June 30, 2023 the total remaining stock option cost for nonvested awards is expected to be $0.1 million over a weighted average future period of 1.2 years until the awards vest.

See Note 20 for subsequent forfeiture of options.

RESTRICTED STOCK AWARDS

Information relating to restricted stock awards outstanding as at June 30, 2023 and December 31, 2022:

	Number of restricted stock awards	Weighted average grant date fair value
	Thousands
Balance, December 31, 2022	146	$13.64
Granted	112	5.85
Vested	(38)	(13.74)
Cancelled	(155)	(9.17)
Balance, June 30, 2023	65	$11.22

The total expense related to the restricted stock awards in the three and six months ended June 30, 2023 was $0.1 million and $0.6 million (2022 - nil). This expense is included in the share based compensation line on the unaudited condensed interim consolidated statements of loss and comprehensive loss.

The outstanding restricted stock awards vest over the next three years provided the award holder is still employed or engaged by the Company. As of June 30, 2023, the Company had $0.2 million of unrecognized compensation expense related to restricted stock awards which will be recognized over the next three years.

See Note 20 for subsequent forfeiture of restricted share awards.

15. SHARE BASED COMPENSATION

The Company adopted the Flora Growth Corp. 2022 Incentive Compensation Plan (the "2022 Plan") to attract, retain and motivate independent directors, executives, key employees and consultants. The 2022 Plan was approved by the Company's shareholders on July 5, 2022, and reserves an aggregate of 6,000,000 of the Company's common shares for issuance in connection with Awards (as defined in the 2022 Plan) granted under the 2022 Plan. Previously, the Company's shareholders had adopted a "rolling" stock option plan (the "Prior Plan") which authorized the Company to grant stock options constituting up to 10% of the Company's issued and outstanding common shares at the time of each option grant. Since the adoption of the 2022 Plan, no further grants have been made or will be made under the Prior Plan; however, any currently outstanding stock options granted prior to July 5, 2022 will remain in effect until they have been exercised or terminated or have expired in accordance with the terms of the Prior Plan. Under the 2022 Plan, the Compensation Committee of our Board of Directors (the "Committee") may grant a variety of awards including stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalents and other stock-based awards.

OPTIONS

Stock options granted under the Prior Plan are non-transferable and non-assignable and may be granted for a term not exceeding five years. Under the 2022 Plan, stock options may be granted with a term of up to ten years and in the case of all stock options, the exercise price may not be less than 100% of the fair market value of a Common Share on the date the award is granted. Stock option vesting terms are subject to the discretion of the Committee. Common shares are newly issued from available authorized shares upon exercise of awards.

Information relating to share options outstanding and exercisable as at December 31, 2022 and 2021 is as follows:

	Options Outstanding		Options Exercisable
	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price
Balance, December 31, 2020	3,794	1.08	3,794	1.08
Granted	2,304	2.88	2,304	2.88
Exercised	(650)	0.07	(650)	0.07
Balance, December 31, 2021	5,448	1.96	5,448	1.96
Granted	1,806	0.96	217	1.48
Exercised	(545)	0.24	(545)	0.24
Cancelled/Expired	(904)	2.62	(728)	2.62
Balance, December 31, 2022	5,805	$1.71	4,392	$2.04

Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
June 28, 2024	815	815	$0.15	$30	1.5
April 23, 2025	33	33	2.25	138	2.3
July 6, 2025	150	150	2.25	115	2.5
July 15, 2025	84	84	2.25	84	2.5
September 8, 2025	8	8	2.25	11	2.7

Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
November 4, 2025	666	666	2.25	918	2.8
December 23, 2025	500	500	2.25	689	3.0
June 3, 2026	233	233	3.87	669	3.4
June 10, 2026	167	167	3.68	455	3.4
September 21, 2026	16	16	5.20	64	3.7
September 25, 2026	105	105	6.90	539	3.7
December 16, 2026	1,348	1,348	2.04	2,046	4.0
January 17, 2027	50	50	1.70	63	4.0
January 26, 2027	245	217	1.48	288	4.1
May 16, 2027	50	-	1.30	29	4.4
December 31, 2029	1,010	-	0.67	31	7.0
August 18, 2032	275	-	0.93	84	9.6
July 5, 2033	50	-	0.67	9	10.5
	5,805	4,392	$1.71	$6,262	4.2

The fair value of stock options issued during the years ended December 31, 2022 and 2021 was determined at the time of issuance using the Black-Scholes option pricing model with the following weighted average inputs, assumptions and results:

	2022	2021
Risk-free annual interest rate	2.85%	1.12%
Current stock price	$0.95	$2.88
Expected annualized volatility	100%	100%
Expected life (years)	7	5
Expected annual dividend yield	0%	0%
Exercise price	$0.96	$2.88
Weighted average grant date fair value	$0.96	$2.88

The total expense related to the options granted in the year ended December 31, 2022 was $3.0 million (2021 - $1.3 million). This expense is included in the share based compensation line on the statement of comprehensive loss. Generally, the options granted in 2022 and 2021 vest one to two years following the date of grant provided that the recipient is still employed or engaged by the Company. The options granted in 2020 vested immediately at the time of grant.

During the year ended December 31, 2022, 903,829 (2021 - nil) unexercised stock options expired following the termination of certain employees and were charged to deficit.

The intrinsic value of options exercised for the year ended December 31, 2022 was $0.8 million ($1.2 million in 2021). The total fair value of options vested during the year ended December 31, 2022 was $4.0 million (less than $0.1 million in 2021).

For the years ended December 31, 2022 and 2021, there has been no recognized income tax benefits associated with stock options, and no amounts capitalized as part of the cost of an asset.

At December 31, 2022 the total remaining stock option cost for nonvested awards is expected to be $0.4 million over a weighted average future period of 1.4 years until the awards vest. A total of 402,500 options issued in 2022 will vest in either 2023 provided if the award holder is still employed or engaged by the Company. The remaining 1,010,203 options issued in 2022 will vest if the total shareholder return (“TSR”) of the Company’s common shares on the NASDAQ Capital Market exceeds the TSR of the ETFMG Alternative Harvest ETF (the “Index”) for any of the calendar years ended December 31, 2022, 2023, or 2024. If the Company’s TSR exceeds the TSR of the TSR of the Index on such date, then all the options shall become vested and exercisable. The Company valued these options using a weighted average approach based on the probability that the options would vest at December 31, 2022, 2023, 2024, or not all. The TSR of the Company’s common shares did not exceed the TSR of the Index for the year ended December 31, 2022.

RESTRICTED STOCK AWARDS

Restricted stock is a grant of common shares which may not be sold or disposed of, and which is subject to such risks of forfeiture and other restrictions as the Committee, in its discretion, may impose. A participant granted restricted stock generally has all of the rights of a shareholder of the Company, unless otherwise determined by the Committee. Subject to certain exceptions, the vesting of restricted stock awards is subject to the holder’s continued employment or engagement through the applicable vesting date. Unvested restricted stock awards will be forfeited if the holder’s employment or engagement ceases during the vesting period and may, in certain circumstances, be accelerated. The Company values restricted stock awards based on the closing share price of the Company’s common shares as of the date of grant. The fair value of the restricted stock award is recorded as expense over the vesting period.

Information relating to restricted stock awards outstanding as at December 31, 2022 and December 31, 2021:

	Number of restricted stock awards	Weighted average grant date fair value
	Thousands	$
Balance, December 31, 2021	-	-
Granted	2,938	0.68
Vested	(20)	0.73
Balance, December 31, 2022	2,918	0.68

The total expense related to the restricted stock awards in the year ended December 31, 2022 was $0.4 million (2021 - nil). This expense is included in the share based compensation line on the consolidated statements of loss and comprehensive loss. For the years ended December 31, 2022 and 2021, there has been no recognized income tax benefits associated with restricted stock awards.

The Company issued 20,000 restricted stock awards that vested immediately on September 28, 2022 at a total fair value of less than $0.1 million. The remaining restricted stock awards issued in 2022 vest over the next three years provided the award holder is still employed or engaged by the Company. As of December 31, 2022, the Company had $1.6 million of unrecognized compensation expense related to restricted stock awards which will be recognized over the next three years.

No restricted stock awards expired or were forfeited in the year ended December 31, 2022.